UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON AUGUST 11, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 15, 2004.

Report for the Calendar Year or Quarter Ended:     JUNE 30, 2004

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Secretary
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  November 12, 2004


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       2

Form 13F Information Table Value Total:       64,529,200



List of Other Included Managers:







FORM 13F INFORMATION TABLE
Report date: 6/30/04
Reporting Manager: M.H. Davidson & Co., L.L.C.




						Value 		Shares/		SH/	PUT/	Investment	Other		Voting Authority
Issuer		Title of Class	CUSIP		* $1000.00	PRN Amount	PRN	CALL	Discretion	Managers	Sole	Shared	None

CHARTER ONE FINANCIAL	CS	160903100	52,144.20	1,180,000.00	SH	SOLE	1,180,000.00
TULARIK INC		CS	899165104	12,385.00	500,000.00	SH	SOLE	500,000.00
						64,529.20

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